FINANCIAL RISK MANAGEMENT - Credit risk (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivables
Credit risk
Maximum exposure to credit risk	$ 322,201	$ 597,505	$ 637,421
Trades accounts receivables	322,201	597,505	637,421
Accounts receivable write down	0	64,600	489,449
Accounts receivables | Overdue
Credit risk
Trades accounts receivables	146,658	148,815	311,642
Cash and cash equivalents, and restricted cash
Credit risk
Maximum exposure to credit risk	$ 13,406,320	$ 5,755,707	$ 9,682,545